Financial Instruments By Category - Summary of Financial Assets (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Accounts receivable	$ 77,350,250	$ 346,379,574
Financial assets included in prepayments, deposits and other receivables	1,650,827	1,355,013
Due from immediate holding company	6,477,266,499	2,921,838,772
Financial assets at fair value through profit or loss	1,377,856,715	1,572,697,716
Stock Loan	878,483,400	1,200,980,200
Derivative financial Asset	1,023,902,566	1,165,220,000
Other assets	197,309,175	245,502,780
Cash and bank balances	453,966,764	766,430,471	$ 126,855,518	$ 86,415,282
Financial assets	3,280,242,681	3,938,897,916
Financial Assets By Category [member]
Disclosure of financial assets [line items]
Financial assets	10,487,786,196	8,220,404,526
Financial assets at fair value through profit or loss mandatorily measured at fair value category [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,377,856,715	1,572,697,716
Stock Loan	878,483,400	1,200,980,200
Derivative financial Asset	1,023,902,566	1,165,220,000
Financial assets	3,280,242,681	3,938,897,916
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Accounts receivable	77,350,250	346,379,574
Financial assets included in prepayments, deposits and other receivables	1,650,827	1,355,013
Due from immediate holding company	6,477,266,499	2,921,838,772
Other assets	197,309,175	245,502,780
Cash and bank balances	453,966,764	766,430,471
Financial assets	$ 7,207,543,515	$ 4,281,506,610